23 Post-employment benefits (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Fair value of the plan's assets, ending balance	R$ 10,880,721	R$ 8,642,068
Unified Plan [Member]
Disclosure of defined benefit plans [line items]
Fair value of the plan's assets, beginning balance	6,290,841	5,834,572	R$ 5,478,802
Return estimated for assets	685,685	593,572	546,699
Contributions and distributions	23,851	24,011	30,520
Benefits paid	(435,454)	(414,256)	(406,023)
Actuarial gain (losses)	981,833	252,942	184,574
Fair value of the plan's assets, ending balance	7,546,756	6,290,841	5,834,572
Plan III [Member]
Disclosure of defined benefit plans [line items]
Fair value of the plan's assets, beginning balance	2,178,236	1,821,055	1,793,516
Return estimated for assets	337,476	230,703	202,691
Contributions and distributions	4,185	9,184	10,505
Benefits paid	(174,427)	(133,281)	(122,841)
Actuarial gain (losses)	792,284	250,575	(62,816)
Fair value of the plan's assets, ending balance	3,137,754	2,178,236	1,821,055
Assistance Plan [Member]
Disclosure of defined benefit plans [line items]
Fair value of the plan's assets, beginning balance	172,991	170,923	165,301
Return estimated for assets	51,541	16,579	23,934
Contributions and distributions
Benefits paid
Actuarial gain (losses)	(28,321)	(14,511)	(18,312)
Fair value of the plan's assets, ending balance	R$ 196,211	R$ 172,991	R$ 170,923